Lease (Tables)	6 Months Ended
Jun. 30, 2022
Lease
Schedule of lease

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,318	1,318
Acquisitions through business combinations	62	62
Reclassification to assets included in disposal group classified as held for sale - net of depreciation	(1,465)	—
Reclassification to liabilities included in disposal group classified as held for sale - net of depreciation	—	(1,485)
Depreciation	(343)	—
Interest expense	—	20
Payments	—	(546)
Effect of foreign exchange rates	—	—
Balance at June 30, 2022	1,622	1,303

Lease liabilities - current		886
Lease liabilities - non-current		417

	Right-of-use assets	Lease liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,706	1,706
Depreciation	(829)	—
Interest expense	—	50
Payments	—	(990)
Effect of foreign exchange rates	—	(35)
Balance at June 30, 2021	1,921	1,842

Lease liabilities - current		1,274
Lease liabilities - non-current		568

Schedule of amounts recognized in consolidated statement of profit or loss

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expense relating to short-term and low-value leases	28	8	28	5
Interest expense on lease liabilities	20	50	36	26
	48	58	64	31

Schedule of cash outflow for leases

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Сash outflow for leases	1,438	940	804	390
Cash outflow for short-term and low-value leases	20	50	36	26
Total cash outflow for leases	1,458	990	840	416